BLACKROCK SERIES, INC.

BlackRock International Fund

(the “Fund”)

Supplement dated July 30, 2020

to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated February 28, 2020, as supplemented to date

Effective immediately, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rates for the Fund; and (ii) contractually cap net expenses of the Fund at lower levels for the Fund’s Investor A, Investor C, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s total annual fund operating expenses, excluding certain expenses described in the Prospectuses, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional, Class R and Class K Shares. Accordingly, effective immediately, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Investor A, Investor C, Institutional and Class R Shares Summary Prospectus entitled “Key Facts About BlackRock International Fund — Fees and Expenses of the Fund” and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock International Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 46 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4,5]	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.29%	0.43%	0.27%	0.29%
Total Annual Fund Operating Expenses[5]	1.14%	2.03%	0.87%	1.39%
Fee Waivers and/or Expense Reimbursements[3,6]	(0.24)%	(0.38)%	(0.22)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,6]	0.90%	1.65%	0.65%	1.15%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	The Management Fee has been restated to reflect current fees.

[5]

Total Annual Fund Operating Expenses include the restatement of the Management Fee to reflect current fees, which is not included in the ratio of expenses to average net assets given in the Fund’s most recent annual report.

[6]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.90% (for Investor A Shares), 1.65% (for Investor C Shares), 0.65% (for Institutional Shares) and 1.15% (for Class R Shares) through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$612	$846	$1,098	$1,818
Investor C Shares	$268	$600	$1,058	$2,328
Institutional Shares	$66	$256	$461	$1,052
Class R Shares	$117	$416	$738	$1,648

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$168	$600	$1,058	$2,328

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. On November 13, 2019, the Board of Directors of the Corporation approved a change of the fiscal year end of the Fund from October 31 to May 31. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio. For the period November 1, 2019 to May 31, 2020, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

The fourth paragraph in the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Management of the Funds — BlackRock” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2021 (for Emerging Markets Fund and Latin America Fund) and September 30, 2021 (for International Fund). In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through February 28, 2021 (for Emerging Markets Fund and Latin America Fund) and September 30, 2021 (for International Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation, Emerging Markets Fund or Latin America Fund, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund.

The first paragraph in the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Management of the Funds — BlackRock — International Fund Total Annual Management Fee” is deleted in its entirety and replaced with the following:

Effective July 30, 2020, with respect to International Fund, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

Prior to July 30, 2020, with respect to International Fund, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $500 million	0.75%
In excess of $500 million	0.70%

The third paragraph in the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Management of the Funds — BlackRock — International Fund Total Annual Management Fee” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.90%
Investor C Shares	1.65%
Institutional Shares	0.65%
Class R Shares	1.15%

[1]

The contractual caps are in effect through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock International Fund — Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock International Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses[3]	0.70%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.60%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 47, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The Management Fee has been restated to reflect current fees.

[3]

Total Annual Fund Operating Expenses include the restatement of the Management Fee to reflect current fees, which is not included in the ratio of expenses to average net assets given in the Fund’s most recent annual report.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 47, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% of average daily net assets through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$61	$214	$380	$861

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. On November 13, 2019, the Board of Directors of the Corporation approved a change of the fiscal year end of the Fund from October 31 to May 31. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio. For the period November 1, 2019 to May 31, 2020, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

The fourth paragraph in the section of the Class K Shares Prospectus entitled “Management of the Funds — BlackRock” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2021 (for Emerging Markets Fund and Latin America Fund) and September 30, 2021 (for International Fund). In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through February 28, 2021 (for Emerging Markets Fund and Latin America Fund) and September 30, 2021 (for International Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation, Emerging Markets Fund or Latin America Fund, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund.

The first paragraph in the section of the Class K Shares Prospectus entitled “Management of the Funds — BlackRock — International Fund Total Annual Management Fee” is deleted in its entirety and replaced with the following:

Effective July 30, 2020, with respect to International Fund, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

Prior to July 30, 2020, with respect to International Fund, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $500 million	0.75%
In excess of $500 million	0.70%

The third paragraph in the section of the Class K Shares Prospectus entitled “Management of the Funds — BlackRock — International Fund Total Annual Management Fee” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Class K Shares	0.60%

[1]

The contractual cap is in effect through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The first paragraph in the section of the SAI entitled “Management, Advisory and Other Service Arrangements” is deleted in its entirety and replaced with the following:

Effective July 30, 2020, the Corporation, on behalf of International Fund, has entered into a management agreement with the Manager (the “International Fund Management Agreement”) pursuant to which BlackRock receives for its services to International Fund annual management fees as a percentage of average daily net assets calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

Prior to July 30, 2020, with respect to International Fund, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $500 million	0.75%
In excess of $500 million	0.70%

The eighth paragraph in the section of the SAI entitled “Management, Advisory and Other Service Arrangements” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2021 (for Emerging Markets Fund and Latin America Fund) and September 30, 2021 (for

International Fund). Effective February 28, 2020, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through February 28, 2021 (for Emerging Markets Fund and Latin America Fund) and September 30, 2021 (for International Fund). Prior to February 28, 2020, such agreement to waive a portion of the Fund’s management fee in connection with the Fund’s investment in affiliated money market funds was voluntary. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

PR2SAI-INT-0720SUP